Organization and Principal Activities (Details) - Schedule of Major Subsidiaries	12 Months Ended
Dec. 31, 2023
MultiMetaVerse Inc., or Legacy MMV [Member]
Major subsidiaries
Date of Incorporation	Mar. 18, 2021
Principal Activities	Investing holding company
Percentage of effective ownership	100.00%
MultiMetaVerse HK Ltd (“MMV HK”) [Member]
Major subsidiaries
Date of Incorporation	Mar. 30, 2021
Principal Activities	Investing holding company
Percentage of effective ownership	100.00%
Shanghai Mi Ting Culture and Creativity Co., Ltd. [Member]
Major subsidiaries
Date of Incorporation	Apr. 14, 2021
Principal Activities	WFOE, a holding company
Percentage of effective ownership	100.00%
Beijing Mi Ting Technology Co., Ltd [Member]
Major subsidiaries
Date of Incorporation	Nov. 23, 2021
Principal Activities	Game development
Percentage of effective ownership	100.00%
Shanghai Jupiter Creative Design Co., Ltd. (“Shanghai Jupiter” or “VIE”) [Member]
Major subsidiaries
Date of Incorporation	Feb. 06, 2015
Percentage of effective ownership	VIE
Principal Activities	Game development and operation, animation design and production, technical service, merchandise sale
Shanghai Cai Huan Network Technology Co., Ltd [Member]
Major subsidiaries
Date of Incorporation	May 26, 2016
Principal Activities	Merchandise sale
Percentage of effective ownership	100.00%
Shanghai Hui Zhi Ren Culture and Creativity Co., Ltd. [Member]
Major subsidiaries
Date of Incorporation	Jun. 17, 2019
Principal Activities	Creative service, animation and graphic design
Percentage of effective ownership	60.00%